INVESTMENT IN UNCONSOLIDATED AFFILIATES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
5.	INVESTMENT IN UNCONSOLIDATED AFFILIATES
On April 6, 2021, the Company and Tiger Capital Group, LLC (“Tiger Capital”) formed a joint venture, Modcloth Partners, LLC. (“Modcloth”). The Company and Tiger Capital each contributed $1.5 million into Modcloth and the Company will own 50% of the outstanding membership units. Tiger Capital will provide the financing for the inventory, while the Company entered into a Master Services Agreement (“MSA”) with Modcloth to provide the eCommerce services (see Note 10). The Company accounts for its investment in ModCloth under the fair value option of accounting. As of June 30, 2022 and December 31, 2021, the investment balance related to ModCloth was $4.5 million and $6.4 million, respectively, and was included in investment in unconsolidated affiliates on the condensed consolidated balance sheets. For the six months ended June 30, 2022, the Company recorded a fair value adjustment related to its ModCloth investment of $1.9 million included in changes in fair value of unconsolidated affiliates on the condensed consolidated statements of operations.
On December 31, 2021, the Company and CFL Delaware, Inc. (“CFL”) formed a joint venture, IPCO, whereby Nogin contributed certain assets acquired from the BTB (ABC), LLC (“Betabrand”) acquisition (see Note 9) and entered into a MSA with IPCO to provide certain eCommerce services, marketing, photography, customer service and merchant credit card monitor fraud services; and CFL entered into a Master Supply Agreement with IPCO and agreed to procure the supply of inventory to IPCO, provide manufacturing, fulfillment, logistics and warehousing services for the inventory. The Company accounts for its investment in IPCO under the fair value option of accounting. As of June 30, 2022 and December 31, 2021, the investment balance related to IPCO was $7.1 million, and was included in investment in unconsolidated affiliates on the condensed consolidated balance sheets. For the six months ended June 30, 2022, the Company recorded $1.6 million to other income, net related to the settlement of deferred revenue related to sale of finished inventory to IPCO. In addition, the Company recorded a fair value adjustment related to its IPCO investment of $41 thousand included in changes in fair value of unconsolidated affiliates on the condensed consolidated statement of operations for the six months ended June 30, 2022.
The following table presents summarized financial information for the joint ventures for the six months ended and as of June 30, 2022 (in thousands):

	Modcloth	IPCO
Net revenue	$9,350	$13,578
Gross margin	$3,997	$10,776
Net loss	$(2,531)	$(826)
Current assets	$1,567	$4,385
Long term assets	$6,285	$5,824
Current liabilities	$8,387	$7,031
Long term liabilities	$4,945	$—
The Company’s ModCloth and IPCO investments are Level 3 fair value measurement. The Company utilized the following valuation methods to conclude on the fair value as of June 30, 2022:
- Discounted Cash Flow
– The key unobservable input utilized was a discount rate of 16.3% for Modcloth and 19.3% for IPCO.
-
Guideline Public Company Method
– The Company utilized a revenue multiple of 0.80x for Modcloth and 0.25x for IPCO on current period forecasted revenues. The revenue multiple was derived from public peers of the Company.
-
Guideline Transaction Method –
The Company utilized a revenue multiple of 0.85x for Modcloth and 0.29x for IPCO on current period forecasted revenues. The revenue multiple was derived from public transactions in which the target companies were similar to the Company.
The following table summarizes the changes in the ModCloth and IPCO investment Level 3 fair value measurement (in thousands):

	Modcloth	IPCO
Balance as of December 31, 2021	$6,437	$7,133
Change in fair value	(1,940)	(41)

Balance as of June 30, 2022	$4,497	$7,092

5.	INVESTMENT IN UNCONSOLIDATED AFFILIATES
On April 6, 2021, the Company and Tiger Capital Group, LLC (“Tiger Capital”) formed a joint venture, Modcloth Partners, LLC. (“Modcloth”). The Company and Tiger Capital each contributed $1.5 million into Modcloth and the Company will own 50% of the outstanding membership units. Tiger Capital will provide the financing for the inventory, while the Company entered into a Master Services Agreement (“MSA”) with Modcloth to provide the eCommerce services (see Note 14). The Company accounts for its investment in ModCloth under the fair value option of accounting. As of December 31, 2021, the investment balance related to ModCloth was $6.4 million and was included in investment in unconsolidated affiliate on the consolidated balance sheets. For the year ended December 31, 2021, the Company recorded a fair value adjustment related to its ModCloth investment of $4.9 million included in changes in fair value of unconsolidated affiliate on the consolidated statements of operations.
On December 31, 2021, the Company and CFL Delaware, Inc. (“CFL”) formed a joint venture, IPCO, whereby Nogin contributed certain assets acquired from the BTB (ABC), LLC (“Betabrand”) acquisition (see
Note 13) and entered into a MSA with IPCO to provide certain eCommerce services, marketing, photography, customer service and merchant credit card monitor fraud services; and CFL entered into a Master Supply Agreement with IPCO and agreed to procure the supply of inventory to IPCO, provide manufacturing, fulfillment, logistics and warehousing services for the inventory. The Company accounts for its investment in IPCO under the fair value option of accounting. As of December 31, 2021, the investment balance related to IPCO was $7.1 million and was included in investment in unconsolidated affiliate on the consolidated balance sheets.
The following table presents summarized financial information for the joint ventures from formation through December 31, 2021 (in thousands):

	Modcloth	IPCO
Net revenue	$25,486	$133
Gross margin	$9,326	$98
Net loss	$(8,288)	$(8)

Current assets	$5,009	$2,596
Long term assets	$6,303	$6,130
Current liabilities	$8,539	$1,699
Long term liabilities	$5,698	$—
The Company’s ModCloth investment is a Level 3 fair value measurement. The Company utilized the following valuation methods to conclude on the fair value as of December 31, 2021:

•	Discounted Cash Flow – The key unobservable input utilized was a discount rate of 18%.

•	Guideline Public Company Method – The Company utilized a revenue multiple of 0.70x on current period forecasted revenues. The revenue multiple was derived from public peers of the Company.

•
Guideline Transaction Method –
The Company utilized a revenue multiple of 0.73x on current period forecasted revenues. The revenue multiple was derived from public transactions in which the target companies were similar to the Company.

The following table summarizes the changes in the ModCloth investment Level 3 fair value measurement (in thousands):

Balance as of January 1, 2020	$—
Contribution	—
Change in fair value	—
Balance as of December 31, 2020	$—
Contribution	1,500
Change in fair value	4,937

Balance as of December 31, 2021	$6,437